ALLOWANCE FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for HTM Debt Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses on HTM debt securities at beginning of year	$ 86	$ 0
Gross credit losses	0	0
Gross recoveries	3	0
Net credit losses (NCLs)	3	0
Net reserve builds (releases)	4	7
Net specific reserve builds (releases)	(4)	0
Total provision for credit losses on HTM debt securities	(3)	7	$ 0
Other, net	1	9
Initial allowance for credit losses on newly purchased credit-deteriorated securities during the year	0	0
Allowance for credit losses on HTM debt securities at end of year	87	86	0
Mortgage-backed securities
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses on HTM debt securities at beginning of year	3	0
Gross credit losses	0	0
Gross recoveries	3	0
Net credit losses (NCLs)	3	0
Net reserve builds (releases)	7	(2)
Net specific reserve builds (releases)	(4)	0
Total provision for credit losses on HTM debt securities	0	(2)
Other, net	0	5
Initial allowance for credit losses on newly purchased credit-deteriorated securities during the year	0	0
Allowance for credit losses on HTM debt securities at end of year	6	3	0
State and municipal
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses on HTM debt securities at beginning of year	74	0
Gross credit losses	0	0
Gross recoveries	0	0
Net credit losses (NCLs)	0	0
Net reserve builds (releases)	1	10
Net specific reserve builds (releases)	0	0
Total provision for credit losses on HTM debt securities	1	10
Other, net	0	3
Initial allowance for credit losses on newly purchased credit-deteriorated securities during the year	0	0
Allowance for credit losses on HTM debt securities at end of year	75	74	0
Foreign government
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses on HTM debt securities at beginning of year	6	0
Gross credit losses	0	0
Gross recoveries	0	0
Net credit losses (NCLs)	0	0
Net reserve builds (releases)	(2)	(2)
Net specific reserve builds (releases)	0	0
Total provision for credit losses on HTM debt securities	(2)	(2)
Other, net	0	4
Initial allowance for credit losses on newly purchased credit-deteriorated securities during the year	0	0
Allowance for credit losses on HTM debt securities at end of year	4	6	0
Asset-backed
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses on HTM debt securities at beginning of year	3	0
Gross credit losses	0	0
Gross recoveries	0	0
Net credit losses (NCLs)	0	0
Net reserve builds (releases)	(2)	1
Net specific reserve builds (releases)	0	0
Total provision for credit losses on HTM debt securities	(2)	1
Other, net	1	(3)
Initial allowance for credit losses on newly purchased credit-deteriorated securities during the year	0	0
Allowance for credit losses on HTM debt securities at end of year	2	3	0
All other debt securities
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses on HTM debt securities at beginning of year	0	0
Gross credit losses	0	0
Gross recoveries	0	0
Net credit losses (NCLs)	0	0
Net reserve builds (releases)	0	0
Net specific reserve builds (releases)	0	0
Total provision for credit losses on HTM debt securities	0	0
Other, net	0	0
Initial allowance for credit losses on newly purchased credit-deteriorated securities during the year	0	0
Allowance for credit losses on HTM debt securities at end of year	$ 0	0	0
Adjustment to opening balance for CECL adoption
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses on HTM debt securities at beginning of year		70
Allowance for credit losses on HTM debt securities at end of year			70
Adjustment to opening balance for CECL adoption | Mortgage-backed securities
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses on HTM debt securities at beginning of year		0
Allowance for credit losses on HTM debt securities at end of year			0
Adjustment to opening balance for CECL adoption | State and municipal
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses on HTM debt securities at beginning of year		61
Allowance for credit losses on HTM debt securities at end of year			61
Adjustment to opening balance for CECL adoption | Foreign government
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses on HTM debt securities at beginning of year		4
Allowance for credit losses on HTM debt securities at end of year			4
Adjustment to opening balance for CECL adoption | Asset-backed
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses on HTM debt securities at beginning of year		5
Allowance for credit losses on HTM debt securities at end of year			5
Adjustment to opening balance for CECL adoption | All other debt securities
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses on HTM debt securities at beginning of year
Allowance for credit losses on HTM debt securities at end of year